LAND USE RIGHTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Land Use Rights [Abstract]
Land Use Rights [Table Text Block]
	September 30, 2013	December 31,2012

Cost (Note)	$60,325,199	$58,630,950

Less: Accumulated amortisation	(4,071,402)	(2,897,704)

Net carrying amount	$56,253,797	$55,733,246

	2012	2011

Cost (Note)	$58,630,950	$57,845,574
Less: Accumulated amortization	(2,897,704)	(1,338,104)
Net carrying amount	$55,733,246	$56,507,470

Schedule Of Land Use Rights [Table Text Block]
Fiscal year	Expiry date	Location	Cost

Balance at 1.1.2012			$57,845,573
2012	2051	Xining city, Qinghai Province, PRC	528,240
	Exchange adjustment		257,137
Balance at 12.31.2012			$58,630,950
2013	2023	Enping City, Guangdong Province, PRC.	489,904
	Exchange adjustment		1,204,345
Balance at 09.30.2013			$60,325,199

Note

Fiscal year	Expiry date	Location	Cost

Balance at 1.1.2011			$18,776,139
2011	2037	Enping City, Guangdong Province, PRC	12,365,293
2011	2051, 2054 and 2071	Linli County, Hunan Province, PRC.	35,405,750
Less: disposal upon sale of a subsidiary,ZX
	Acquired in 2007	Huebi Province, PRC	(6,194,505)
	Acquired in 2010	Huebi Province, PRC	(3,223,411)
	Exchange adjustment		716,307
Balance at 12.31.2011			57,845,573
2012	2051	Xining city, Qinghai Province, PRC	528,240
	Exchange adjustment		257,137
Balance at 12.31.2012			$58,630,950